FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of instruments measured at fair value
The following tables summarize instruments measured at fair value on a recurring basis for the Plan:

	Quoted Market Prices in Active Markets for Identical Assets	Other Significant Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As of December 31, 2025
Mutual funds	$164,774,799	—	—	$164,774,799
NJR stock	45,665,473	—	—	45,665,473
Total assets in the fair value hierarchy	$210,440,272	—	—	210,440,272
Investments measured at net asset value (1)				181,620,522
Total investments at fair value				$392,060,794

As of December 31, 2024
Mutual funds	$277,341,351	—	—	$277,341,351
NJR stock	51,886,667	—	—	51,886,667
Total assets in the fair value hierarchy	$329,228,018	—	—	329,228,018
Investments measured at net asset value (1)				26,907,369
Total investments at fair value				$356,135,387
(1)    Certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.
The following table summarizes investments for which fair value is measured using NAV per share practical expedient as of December 31, 2025 and 2024, respectively. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period
As of December 31, 2025
Stable Value Fund	$25,246,758	n/a	Daily	12 months
Retirement Year Funds	$156,373,764	n/a	Daily	Daily

As of December 31, 2024
Stable Value Fund	$26,907,369	n/a	Daily	12 months